PROVISIONS (Details 6) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total	$ 31,761	$ 34,768
Long-term Employee Benefits [Member]
Disclosure of defined benefit plans [line items]
Current services cost	866	640
Interest expense on obligation	621	330
Total	$ 7,914	$ 7,950